UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22611

NT Equity Long/Short Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert DiCarlo, President and Principal Executive Officer

NT Equity Long/Short Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

NT EQUITY LONG/SHORT STRATEGIES FUND	DECEMBER 31, 2012 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 95.9%
Emerging Markets – 9.3%
(Cost $5,000,000)
Discovery Global Opportunity Partners, L.P.	$5,683,000
Long/Short Equity – 50.4%
(Cost $28,526,000)
Alysheba QP Fund, L.P.	5,297,000
Broadfin Healthcare	3,478,000
Broadway Gate Onshore Fund, L.P.	5,175,000
Dorsal Capital Partners, L.P.	6,735,000
Lakewood Capital Partners, L.P.	6,224,000
Trian Partners, L.P.	3,748,000
30,657,000
Non-US Equity Hedge – 18.0%
(Cost $10,150,000)
Pelham Long/Short Fund, L.P.	5,490,000
Zebedee Focus Fund Limited	5,458,000
10,948,000
US Equity Hedge – 18.2%
(Cost $10,567,000)
Black Diamond Thematic	6,406,000
The Collector’s Fund L.P	4,630,000
11,036,000
Total Sub-Funds
(Cost $54,243,000)	$58,324,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 0.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	212,000	$212,000
Total Cash Equivalent
(Cost $212,000)		$212,000
TOTAL INVESTMENTS – 96.3%
(Cost $54,455,000)		$58,536,000
Other Assets less Liabilities – 3.7%		2,273,000
NET ASSETS – 100.0%		$60,809,000

(1) Investment in affiliated Portfolio. The Northern Trust Company of Connecticut is the investment manager of the Fund. Northern Trust Investments, Inc. is the investment adviser to the Diversified Assets Portfolio of the Northern Institutional Funds. The Northern Trust Company of Connecticut and Northern Trust Investments, Inc. are both subsidiaries of Northern Trust Corporation.

(2) At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $825,000 with net sales of approximately $613,000 during the nine months ended December 31, 2012.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

At December 31, 2012, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Emerging Markets	9.3%
Long/Short Equity	50.4
Non-U.S. Equity Hedge	18.0
U.S. Equity Hedge	18.2
Cash Equivalent and Other Assets Less Liabilities	4.1
Total	100%

At December 31, 2012, the NT Equity Long/Short Strategies Fund’s Sub-Funds’ investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 9.0%	$5,250,000	$5,458,000
United States – 86.9%	48,993,000	52,866,000
Total		$58,324,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs. The Fund utilized the following valuation technique on Level 2 investments: The Fund valued certain investments at the net asset value, which in turn is based on valuation data obtained from external valuation sources for which those investments may have the ability to be fully redeemed at the net asset value in the “near term.”

Level 3 – Valuation based on inputs that are unobservable and significant.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Fund’s investments, which are carried at fair value, as of December 31, 2012. The strategy classifications listed below are unaudited.

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Sub-Funds
Emerging Markets	$-	5,683	$-	5,683
Long/Short Equity	-	30,657	-	30,657
Non-U.S. Equity Hedge	-	10,948	-	10,948
U.S. Equity Hedge	-	11,036	-	11,036
Cash Equivalent	212	-	-	212
Total	$212	$58,324	$-	$58,536

QUARTERLY REPORT	1	NT EQUITY LONG/SHORT STRATEGIES FUND

SCHEDULE OF INVESTMENTS

NT EQUITY LONG/SHORT STRATEGIES FUND continued	DECEMBER 31, 2012 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2012, there were no transfers between Level 1, Level 2, or Level 3 classifications based on levels assigned to the Sub-Funds and Cash Equivalents on March 31, 2012.

At December 31, 2012, the estimated cost of investments for federal income tax purpose was $54,243,000. At December 31, 2012, accumulated net unrealized appreciation on investments was $4,081,000 consisting of $4,189,000 gross unrealized appreciation and $108,000 gross unrealized depreciation.

Valuation Process

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments in Sub-Funds at fair value. The Board has delegated the responsibility of determining the valuation of the Fund’s Sub-Funds to the Fund’s Pricing Committee (“Pricing Committee”), subject to oversight by the Board. The Pricing Committee consists of representatives from Northern Trust Investments, Inc. (“NTI” or the “Administrator”) and from The Northern Trust Company of Connecticut (“NTCC” or the “Investment Manager”) as recommended to, and approved by, the Fund’s Board.

In determining the month end value of each Sub-Fund investment, the Pricing Committee considers the estimated net asset value (“NAV”) of such Sub-Fund investment provided to the Fund by the Sub-Fund, as well as any other considerations identified that may increase or decrease such estimated value. In addition, each Sub-Fund’s NAV’s are monitored in conformity with accounting principles generally accepted in the United States of America (“GAAP”) through monthly reviews of the values of the underlying investments in each Sub-Fund and through operational due diligence performed prior to investing in a Sub-Fund and continually through the review of each Sub-Fund’s audited financial statements. If a Sub-Fund’s NAV is not available or a Sub-Fund’s NAV is determined not to be reasonable based on the Pricing Committee’s evaluation, the Pricing Committee will make the final determination of the fair value of a Sub-Fund. In making its determination, the Pricing Committee is authorized to consider the factors that it deems appropriate to the determination of the fair value of the Sub-Fund. Such factors may include, but are not limited to, the following: changes in the equity and fixed income markets; type of Sub-Fund (i.e., strategy); current financial position of the Sub-Fund; cost of the investment; and news events.

NTCC continually monitors markets and the investment managers of the Sub-Funds. NTCC is responsible for notifying the Pricing Committee if the markets and/or a Sub-Fund’s manager’s circumstances relevant to the valuation of the fair valued Sub-Fund change materially.

Sensitivity Analysis

The NAV of a Sub-Fund will increase or decrease based upon current financial market conditions, the Sub-Fund’s investment strategy and the performance of the underlying investments of the Sub-Fund.

NT EQUITY LONG/SHORT STRATEGIES FUND	2	QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Equity Long/Short Strategies Fund

By:	/s/ Robert DiCarlo
Robert DiCarlo, President (Principal Executive Officer)

Date:	February 28, 2013

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert DiCarlo
Robert DiCarlo, President (Principal Executive Officer)
Date:	February 28, 2013

By:	/s/ Randal Rein
Randal Rein, Treasurer (Principal Financial and Accounting Officer)

Date:	February 28, 2013